Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 10, 2012
Entity Registrant Name	ICEWEB INC
Entity Central Index Key	0001097718
Entity Filer Category	Smaller Reporting Company